UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
Date of fiscal year end: December 31, 2020

Date of reporting period: December 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR20	Printed in U.S.A.
CGM
Mutual Fund

91st Annual Report
December 31, 2020

A No-Load Fund

To Our Shareholders:

CGM Mutual Fund increased 11.5% during the fourth quarter of 2020, compared to the Standard and Poor’s 500 Index (S&P 500 Index) which increased 12.2% and the ICE BofAML U.S. Corporate, Government and Mortgage Index* which returned 0.6% over the same period. For the twelve months ended December 31, 2020, CGM Mutual Fund increased 8.3% the S&P 500 Index increased 18.4% and the ICE BofAML U.S. Corporate, Government and Mortgage Index returned 7.6%.
The Year in Review and Economic Outlook
The COVID-19 pandemic dominated all aspects of life and society in 2020, with drastic consequences for both the U.S. and global economies. By mid-February, economic activity around the world was contracting as governments ordered lockdowns and businesses ceased operations in an attempt to curtail the spread of the virus. U.S. stocks tumbled into correction territory and from February 24 to February 28 suffered their worst week since the 2008 financial crisis. Stocks continued to plunge into March and on March 12 the S&P 500 Index shed 9.5%, plummeting into bear market territory and ending the longest bull market run in U.S. history. The Federal Reserve Board reduced interest rates by 0.5% and ultimately reduced them again to near zero in an effort to stabilize markets and reduce the impact of mandatory lockdowns and business closures. The Fed also infused over $1.5 trillion into the U.S. short-term funding market and established a new quantitative easing program under which it would purchase Treasury securities and mortgage-backed securities. Other central banks around the world enacted their own emergency programs to keep markets functioning and the global economy afloat. On March 27 the Coronavirus Aid, Relief and Economic Security (“CARES”) Act went into effect as the largest economic stimulus package in U.S. history. However, stocks continued to slump through the remaining days of March and the S&P 500 endured its worst quarterly performance since 2008.
Retail store closures, layoffs and employee furloughs led to soaring unemployment numbers which peaked at a record 14.8% in April according to the Labor Department. A price war between Saudi
Arabia and Russia combined with shrinking oil demand drove crude prices to record lows, including a brief period where U.S. oil futures prices dropped below zero. Nevertheless, stocks rebounded strongly in April thanks in part to $2.3 trillion in additional stimulus from the Federal Reserve and a $484 billion U.S. government aid package to finance the Paycheck Protection Program and provide funding for hospitals and increased virus testing. Virus infection numbers declined slowly in U.S. hotspots through the late spring and weekly jobless claims steadily decreased through May as some retail and hospitality related businesses cautiously reopened. The Commerce Department reported that May retail sales grew 17.7% and new home sales increased by a surprising 16.6%. The market responded to the improving economic landscape and rebounded from its dismal first quarter. The S&P 500 Index returned 20% for its best quarterly performance in more than two decades.
The technology sector led stocks higher early in the summer despite regional surges in virus cases and a sobering report from the Commerce Department that U.S. gross domestic product plunged 9.5% in the second quarter. In a move that will likely keep borrowing costs low for some time, the Federal Reserve significantly altered its interest rate policy by discontinuing the practice of preemptively raising rates in anticipation of higher inflation. By the fall, technology stocks had withered pulling the broader market down while Washington squabbled over the terms of additional virus relief, U.S.-China tensions escalated, and virus cases surged across several European economies. However, robust home sales numbers from the Commerce Department and improving employment reports from the Labor Department late in the third quarter helped stocks recover.
Escalating virus infections fueled stiff headwinds for the economy through the end of the year. Unemployment claims continued to fall but at a slowing rate. Weekly unemployment claims stood at 787,000 at year-end, still a historically high number, but representing a remarkable turnaround from a
1

CGM MUTUAL FUND

peak of nearly seven million claims in late March. Stocks trended upward in response to indications of a rebounding U.S. economy. The Commerce Department reported third quarter consumer spending increased at a 40.7% annual rate and data from the Institute for Supply Management suggested U.S. manufacturing was recovering. Successful COVID-19 vaccine trials and the start of vaccinations in December introduced new optimism to the markets. A second government relief package provided additional funds to U.S. households, expanded unemployment benefits, allocated financial assistance to small businesses and earmarked more funding for vaccinations. Gradually improving economic conditions coupled with the anticipation of an accelerating recovery in the new year lifted a broad cross-section of industries, led by cyclical stocks, and drove the market to record highs to close the year.
Portfolio Strategy
CGM Mutual Fund was roughly 25.0% invested in short-term U.S. Treasury securities throughout year. The balance of the portfolio was invested in the stocks of economically-sensitive companies in anticipation of growth during 2020. The Fund had mixed results.
CGM Mutual Fund did not participate in the major gains realized in technology stocks in 2020 on account of our concerns about excessive valuations. The Fund did see gains in retail companies and automobile dealers along with losses in recreational vehicle manufacturers.
We ended the year with the Fund 75.0% invested in companies we believe are poised to benefit from the global growth we anticipate will be fueled by a combination of massive monetary and fiscal stimulus and gaining control of the COVID-19 virus.

On December 31, 2020, CGM Mutual Fund was 26.0% invested in short term U.S. Treasury securities. The equity portion of the portfolio was 16.9% invested in retail, 14.4% invested in auto and related companies and 11.2% invested in steel. The Fund’s three largest equity holdings were Group 1 Automotive, Inc. (auto and related), Gerdau S.A. ADR (steel) and Asbury Automotive Group, Inc. (auto and related).
David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager

January 2, 2021

*The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Capital Growth Management Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See prospectus for a full copy of the Disclaimer.
2

Average Annual Total Returns through December 31, 2020

		1 Year	5 Year	10 Year
■	CGM Mutual Fund	8.3%	3.7%	3.7%
■	S&P 500 Index	18.4%	15.2%	13.9%
■	ICE BofAML U.S. Corporate, Government & Mortgage Index	7.6%	4.5%	3.9%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM MUTUAL FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner was at Loomis, Sayles & Company where he managed the Fund, then known as Loomis Sayles Mutual Fund. In addition to CGM Mutual Fund, he currently manages CGM Realty Fund and CGM Focus Fund.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2020
	CGM Mutual Fund (%)
10 Years	+	44.0
5 Years	+	20.2
1 Year	+	8.3
3 Months	+	11.5
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.
3

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2020
COMMON STOCKS

Industry	Percent of Net Assets
Retail	16.9%
Auto and Related	14.4
Steel	11.2
Textile and Apparel	7.6
Home Products	5.0
Miscellaneous	3.3
Vehicle Assembly	2.9
Aluminum	2.7
Broker/Dealers	2.4
Packaging	2.2
Leisure	2.2
Commercial Banks	1.5
BONDS

United States Treasury Notes	26.0

SCHEDULE OF INVESTMENTS as of December 31, 2020
COMMON STOCKS — 72.3% OF TOTAL NET ASSETS

Aluminum — 2.7%	Shares	Value(a)
Alcoa Inc. (b)	330,000	$7,606,500

Auto and Related — 14.4%
Asbury Automotive Group, Inc. (b)	90,000	13,116,600
AutoNation, Inc. (b)	120,000	8,374,800
Group 1 Automotive, Inc.	120,000	15,736,800
Sonic Automotive, Inc.	90,000	3,471,300
		40,699,500
Broker/Dealers — 2.4%
Morgan Stanley	100,000	6,853,000

Commercial Banks — 1.5%
Bank of America Corporation	60,000	1,818,600
JPMorgan Chase & Co.	20,000	2,541,400
		4,360,000
Home Products — 5.0%
Thor Industries, Inc.	75,000	6,974,250
Winnebago Industries, Inc.	120,000	7,192,800
		14,167,050

See accompanying notes to financial statements.
4

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2020 (continued)
COMMON STOCKS (continued)

Leisure — 2.2%	Shares	Value(a)
Brunswick Corporation	80,000	$6,099,200

Miscellaneous — 3.3%
United Rentals, Inc. (b)	40,000	9,276,400

Packaging — 2.2%
WestRock Company	145,000	6,311,850

Retail — 16.9%
Academy Sports and Outdoors, Inc. (b)	600,000	12,438,000
Alibaba Group Holding Limited ADR (b)(c)	20,000	4,654,600
Dick’s Sporting Goods, Inc.	120,000	6,745,200
Hibbett Sports, Inc. (b)	260,000	12,006,800
The Michaels Companies, Inc.(b)	930,000	12,099,300
		47,943,900
Steel — 11.2%
ArcelorMittal (b)(c)	450,000	10,305,000
Companhia Siderurgica Nacional ADR (c)	1,150,000	6,842,500
Gerdau S.A. ADR (c)	3,150,000	14,710,500
		31,858,000
Textile and Apparel — 7.6%
Deckers Outdoor Corporation (b)	40,000	11,471,200
Tapestry, Inc.	325,000	10,101,000
		21,572,200
Vehicle Assembly — 2.9%
Fiat Chrysler Automobiles N.V. (b)(c)	450,000	8,140,500

TOTAL COMMON STOCKS (Identified cost $181,397,675)		204,888,100
BONDS — 26.0% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 26.0%
United States Treasury Notes, 0.125%, 07/31/2022	$9,000,000	9,001,406
United States Treasury Notes, 0.125%, 11/30/2022	32,000,000	32,003,750
United States Treasury Notes, 0.375%, 03/31/2022	14,000,000	14,044,297
United States Treasury Notes, 1.375%, 01/31/2022	2,000,000	2,026,875
United States Treasury Notes, 1.500%, 11/30/2021	2,500,000	2,531,250
United States Treasury Notes, 2.125%, 05/31/2021	5,000,000	5,040,625
United States Treasury Notes, 2.500%, 02/28/2021	9,000,000	9,032,109
TOTAL BONDS (Identified cost $73,540,015)		73,680,312
See accompanying notes to financial statements.
5

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2020 (continued)
		Value(a)
TOTAL INVESTMENTS — 98.3% (Identified cost $254,937,690)		$278,568,412
	Cash and receivables	9,593,462
	Liabilities	(4,908,369)
TOTAL NET ASSETS — 100.0%		$283,253,505

(a)	See Note 2A.
(b)	Non-income producing security.
(c)	At December 31, 2020, the Fund had approximately 7.6% of net assets invested in companies incorporated in Brazil and is invested in other foreign countries that each account for less than 5.0% of net assets (in aggregate 8.2%).

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
6

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

Assets
Investments in securities, at value:
(Identified cost $254,937,690)		$278,568,412
Cash		1,939,706
Receivable for:
Securities sold	$7,220,912
Shares of the Fund sold	20,844
Dividends and interest	388,256
Reimbursement from investment adviser	23,744	7,653,756
Total assets		288,161,874

Liabilities
Payable for:
Securities purchased	4,438,787
Shares of the Fund redeemed	79,768
Tax withholding	15,541	4,534,096
Accrued expenses:
Management fees	213,694
Trustees’ fees	19,211
Accounting, administration and compliance expenses	22,225
Transfer agent fees	41,585
Other expenses	77,558	374,273
Total liabilities		4,908,369
Net Assets		$283,253,505

Net assets consist of:
Capital paid-in		$274,825,078
Accumulated gain		8,428,427
Net Assets		$283,253,505

Shares of beneficial interest outstanding, no par value		9,763,279

Net asset value per share*		$29.01

* Shares of the Fund are sold and redeemed at net asset
value ($283,253,505 ÷ 9,763,279).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2020

Investment Income
Income:
Dividends (net of withholding tax of
$14,106)	$2,046,766
Interest	1,230,284
3,277,050
Expenses:
Management fees	2,301,025
Trustees’ fees	76,805
Accounting, administration and compliance expenses	266,170
Custodian fees and expenses	62,099
Transfer agent fees	300,166
Audit and tax services	55,080
Legal	70,790
Printing	38,660
Registration fees	28,310
Miscellaneous expenses	11,488
3,210,593
Less expense waiver	(172,117)
Net expenses	3,038,476
Net investment income	238,574

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	11,569,818
Net change in unrealized appreciation on investments	8,216,142
Net realized and unrealized gains on investments	19,785,960

Change in Net Assets from Operations	$20,024,534

See accompanying notes to financial statements.
7

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	2020	2019
From Operations
Net investment income	$238,574	$3,133,277
Net realized gains (losses) on investments	11,569,818	(15,900,024)
Net change in unrealized appreciation on investments	8,216,142	20,008,893
Change in net assets from operations	20,024,534	7,242,146

From Distributions to Shareholders
Total distributions	(210,325)	(3,119,515)

From Capital Share Transactions
Proceeds from sale of shares	988,465	1,581,291
Net asset value of shares issued in connection with reinvestment of distributions	191,690	2,851,765
	1,180,155	4,433,056
Cost of shares redeemed	(33,461,175)	(37,872,141)
Change in net assets derived from capital share transactions	(32,281,020)	(33,439,085)
Total change in net assets	(12,466,811)	(29,316,454)

Net Assets
Beginning of period	295,720,316	325,036,770
End of period	$283,253,505	$295,720,316

Number of Shares of the Fund:
Issued from sale of shares	40,715	57,124
Issued in connection with reinvestment of distributions	9,076	104,192
	49,791	161,316
Redeemed	(1,316,749)	(1,377,337)
Net change	(1,266,958)	(1,216,021)

See accompanying notes to financial statements.
8

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2020		2019		2018		2017	2016
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$26.81		$26.54		$31.02		$30.76	$29.38
Net investment income (loss) (a)	0.02		0.27	(b)	0.25	(c)	0.13	(0.04)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.20		0.27		(4.48)		5.13	2.27
Total from investment operations	2.22		0.54		(4.23)		5.26	2.23

Dividends from net investment income	(0.02)		(0.27)		(0.25)		(0.13)	—
Distributions from net short-term realized gains	—		—		—		(4.33)	—
Distributions from net long-term realized gains	—		—		—		(0.54)	(0.85)
Total distributions	(0.02)		(0.27)		(0.25)		(5.00)	(0.85)

Net increase (decrease) in net asset value	2.20		0.27		(4.48)		0.26	1.38
Net asset value at end of period	$29.01		$26.81		$26.54		$31.02	$30.76

Total return (%)	8.3		2.1		(13.7)		17.1	7.6

Ratios:
Net operating expenses after waiver (%)*	1.19	(d)	1.22		1.15		1.15	1.17
Total operating expenses before waiver (%)*	1.26	(d)	1.22		1.15		1.15	1.17
Net investment income (loss) (%)*	0.09		0.97	(b)	0.82	(c)	0.38	(0.15)
Portfolio turnover (%)	686	(e)	442		362		423	436
Net assets at end of period (in thousands) ($)	283,254	295,720		325,037		415,584		387,721
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects non-recurring dividends which amounted to $0.05 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.77%.
(c) Net Investment income per share reflects non-recurring dividends which amounted to $0.08 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.56%.
(d) Effective date of the expense waiver was May 1, 2020.
(e) The increase in the turnover ratio from prior year is due to the decrease in the average market value and an increase in trading activity.
* Calculated based on average net assets.

See accompanying notes to financial statements.
9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2020
1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2020 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs
10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$204,888,100	—	—
	Bonds
	United States Treasury Notes	—	$73,680,312	—
	Total	$204,888,100	$73,680,312	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$21,811	—	$21,916,751
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2020 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$256,651,661	$25,038,060	$(3,121,309)	$21,916,751
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2020, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$10,614,465	$1,816,681	$12,431,146	$13,510,135	—	$13,510,135
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2020 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2020 and 2019 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2020	$ 210,325	—	$ 210,325
2019	$ 3,119,515	—	$ 3,119,515
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At December 31, 2020, the Fund was not a party to any repurchase transactions.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the year ended December 31, 2020, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $1,682,572,571 and $1,713,408,331, respectively. For long-term government obligations, there were $57,047,930 of purchases and $33,774,883 of sales.
5. Fees and expenses
A. Management fees — During the year ended December 31, 2020, the Fund incurred management fees of $2,301,025, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement, effective May 1,
14

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
2020, is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees. As a result of the agreed waiver, year-to-date, CGM waived $172,117 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $266,170, for the year ended December 31, 2020, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $226,672 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2020, each disinterested trustee was compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

15

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Mutual Fund (the "Fund") as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2021

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined a specific year we began serving as auditor.

16

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2020 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Liquidity Risk Management Program:
On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4 (“Liquidity Rule”) under the Investment Company Act of 1940 (“1940 Act”) which requires registered open-end funds to establish and implement a written Liquidity Risk Management Program reasonably designed to assess and manage its liquidity risk. The Fund must also periodically review its liquidity risk. In addition, a written report is provided to the Fund’s Board of Trustees annually which details the operation of the Fund’s program.
Pursuant to its program, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: “Highly Liquid”, “Moderately Liquid”, “Less Liquid” and “Illiquid”. These classifications are reported to the SEC on Form N-PORT. The Liquidity Rule requires open-end funds that are not invested primarily in “Highly Liquid” investments to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid investments (i.e., cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment). It was determined through periodic reviews that the Fund’s portfolio holdings have been primarily Highly Liquid and, therefore, the Fund does not need to establish a HLIM.
The Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net asset would consist of Illiquid investments (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Fund is required to report to the SEC and the Fund’s Board of Trustees if the Fund holds illiquid investments in excess of the 15% limit. No such reporting was required during the past year. For the year, there were no material changes to the Fund's program and periodic stress testing confirmed that the Fund held sufficient liquid investments to cover all reasonably foreseeable levels of cash flow.
17

CGM MUTUAL FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2020
(unaudited)

(unaudited)
We are providing this information as required by the IRC.

For taxable non-corporate shareholders, 100% of the 2020 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 100% of the 2020 ordinary dividend qualifies for the dividends-received deduction.
18

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2020 to December 31, 2020.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/20	Ending Account Value 12/31/20	Expenses Paid During Period* 07/01/20 - 12/31/20
Actual	$1,000.00	$1,242.93	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.42	$5.77
* Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
19

CGM MUTUAL FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Consultant to CGM (since 2013)	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (1990-1993); formerly Senior Vice President, J.P. Morgan Chase Bank (1981-1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (2000-2005)	3
(1940)

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (1999-2002); formerly Director, Loomis, Sayles & Company, L.P. (1993-2001)	3
(1949)
20

CGM MUTUAL FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)

J. Baur Whittlesey	Trustee since 1990	Member (1994-2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)

Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 & Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton* (1960)	Sr. Vice President since 2013, Director of Human Resources since 2019, Vice President (1992-2013), AML Officer since 2002 & Principal since 1992	Employee – Investor Services Division, CGM 38 Newbury St., Boston, MA 02116	3

Leslie A. Lake*	Vice President (1992-2013) & Secretary since 1992	Consultant to CGM (since 2013)	3
(1945)
Martha I. Maguire*	Vice President since 1994	Consultant to CGM (since 2013)	3
(1955)
Tony Figueiredo*	Vice President since 2013 & Director of Operations (1996-2013)	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Treasurer since 2020 & Assistant Treasurer (2014-2020)	Employee – Treasury Operations, CGM	3
(1972)

21

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR20	Printed in U.S.A.
CGM
Realty Fund

27th Annual Report
December 31, 2020

A No-Load Fund

To Our Shareholders:

CGM Realty Fund increased 1.6% during the fourth quarter of 2020 compared to the Standard and Poor’s 500 Index (S&P 500 Index) which increased 12.2% and the Standard and Poor’s U.S. REIT Index which returned 11.5%. For the twelve months ended December 31, 2020, CGM Realty Fund decreased -3.6%, the S&P 500 Index increased 18.4% and the Standard and Poor’s U.S. REIT Index returned -7.5%.
The Year in Review and Economic Outlook
The COVID-19 pandemic dominated all aspects of life and society in 2020, with drastic consequences for both the U.S. and global economies. By mid-February, economic activity around the world was contracting as governments ordered lockdowns and businesses ceased operations in an attempt to curtail the spread of the virus. U.S. stocks tumbled into correction territory and from February 24 to February 28 suffered their worst week since the 2008 financial crisis. Stocks continued to plunge into March and on March 12 the S&P 500 Index shed 9.5%, plummeting into bear market territory and ending the longest bull market run in U.S. history. The Federal Reserve Board reduced interest rates by 0.5% and ultimately reduced them again to near zero in an effort to stabilize markets and reduce the impact of mandatory lockdowns and business closures. The Fed also infused over $1.5 trillion into the U.S. short-term funding market and established a new quantitative easing program under which it would purchase Treasury securities and mortgage-backed securities. Other central banks around the world enacted their own emergency programs to keep markets functioning and the global economy afloat. On March 27 the Coronavirus Aid, Relief and Economic Security (“CARES”) Act went into effect as the largest economic stimulus package in U.S. history. However, stocks continued to slump through the remaining days of March and the S&P 500 endured its worst quarterly performance since 2008.
Retail store closures, layoffs and employee furloughs led to soaring unemployment numbers which peaked at a record 14.8% in April according to the Labor Department. A price war between Saudi
Arabia and Russia combined with shrinking oil demand drove crude prices to record lows, including a brief period where U.S. oil futures prices dropped below zero. Nevertheless, stocks rebounded strongly in April thanks in part to $2.3 trillion in additional stimulus from the Federal Reserve and a $484 billion U.S. government aid package to finance the Paycheck Protection Program and provide funding for hospitals and increased virus testing. Virus infection numbers declined slowly in U.S. hotspots through the late spring and weekly jobless claims steadily decreased through May as some retail and hospitality related businesses cautiously reopened. The Commerce Department reported that May retail sales grew 17.7% and new home sales increased by a surprising 16.6%. The market responded to the improving economic landscape and rebounded from its dismal first quarter. The S&P 500 Index returned 20% for its best quarterly performance in more than two decades.
The technology sector led stocks higher early in the summer despite regional surges in virus cases and a sobering report from the Commerce Department that U.S. gross domestic product plunged 9.5% in the second quarter. In a move that will likely keep borrowing costs low for some time, the Federal Reserve significantly altered its interest rate policy by discontinuing the practice of preemptively raising rates in anticipation of higher inflation. By the fall, technology stocks had withered pulling the broader market down while Washington squabbled over the terms of additional virus relief, U.S.-China tensions escalated, and virus cases surged across several European economies. However, robust home sales numbers from the Commerce Department and improving employment reports from the Labor Department late in the third quarter helped stocks recover.
Escalating virus infections fueled stiff headwinds for the economy through the end of the year. Unemployment claims continued to fall but at a slowing rate. Weekly unemployment claims stood at 787,000 at year-end, still a historically high number, but representing a remarkable turnaround from a
1

CGM REALTY FUND

peak of nearly seven million claims in late March. Stocks trended upward in response to indications of a rebounding U.S. economy. The Commerce Department reported third quarter consumer spending increased at a 40.7% annual rate and data from the Institute for Supply Management suggested U.S. manufacturing was recovering. Successful COVID-19 vaccine trials and the start of vaccinations in December introduced new optimism to the markets. A second government relief package provided additional funds to U.S. households, expanded unemployment benefits, allocated financial assistance to small businesses and earmarked more funding for vaccinations. Gradually improving economic conditions coupled with the anticipation of an accelerating recovery in the new year lifted a broad cross-section of industries, led by cyclical stocks, and drove the market to record highs to close the year.
Portfolio Strategy
CGM Realty Fund’s 2020 performance reflected a decline in Real Estate Investment Trusts (REITs) during the year.
The office and industrial REITs, prison REITs and retail REITs we owned experienced the largest losses while self-storage REITs and lodging and resorts REITs in the portfolio enjoyed small gains. Stocks of some of the Fund’s mining company investments were also profitable.
At year end, CGM Realty Fund maintained a major position in mining stocks, specifically in iron ore and copper mining companies, in anticipation of a strong global economy in 2021. The Fund’s REIT investments are focused on shopping center REITs and lodging and resorts REITs. We believe the shopping center REITs will benefit from grocery store anchor tenants as well as other businesses that provide essential services unlikely to be affected by the diversion of retail activities to the internet. We expect lodging and resorts REITs to recover as, post-vaccine, the industry emerges from COVID-19 constraints on travel.

On December 31, 2020, CGM Realty Fund was 50.9% invested in real estate investment trusts, including 23.3% in retail REITs and 10.2% in lodging and resorts REITs. The Fund also held 36.3% in metals and mining companies and 10.6% in housing and building materials. The Fund’s three largest holdings were Vale S.A. ADR, Freeport-McMoRan Inc. (metals and mining) and Sunstone Hotel Investors, Inc. (lodging and resorts REIT).

David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager

January 2, 2021

2

Average Annual Total Returns through December 31, 2020

		1 Year	5 Year	10 Year
■	CGM Realty Fund	-3.6%	1.7%	4.8%
■	S&P 500 Index	18.4%	15.2%	13.9%
■	Standard and Poor's U.S. REIT Index	-7.5%	4.6%	8.2%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM REALTY FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2020
	CGM Realty Fund (%)
10 Years	+	59.2
5 Years	+	9.0
1 Year	-	3.6
3 Months	+	1.6
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.
3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2020
COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Retail	23.3%
Lodging and Resorts	10.2
Self Storage	7.3
Office and Industrial	6.8
Residential	3.3
Other Common Stocks
Metals and Mining	36.3
Housing and Building Materials	10.6

SCHEDULE OF INVESTMENTS as of December 31, 2020
COMMON STOCKS — 97.8% OF TOTAL NET ASSETS
REAL ESTATE INVESTMENT TRUSTS — 50.9%

Lodging and Resorts — 10.2%	Shares	Value(a)
Park Hotels & Resorts Inc.	1,300,000	$22,295,000
Sunstone Hotel Investors, Inc.	2,180,000	24,699,400
		46,994,400
Office and Industrial — 6.8%
EastGroup Properties, Inc.	150,000	20,709,000
STAG Industrial, Inc.	340,000	10,648,800
		31,357,800
Residential — 3.3%
American Homes 4 Rent	120,000	3,600,000
Invitation Homes Inc.	400,000	11,880,000
		15,480,000
Retail — 23.3%
Brixmor Property Group Inc.	1,130,000	18,701,500
Federal Realty Investment Trust	240,000	20,428,800
Kimco Realty Corporation	1,580,000	23,715,800
Regency Centers Corporation	480,000	21,883,200
SITE Centers Corp.	2,280,000	23,073,600
		107,802,900
Self Storage — 7.3%
CubeSmart	250,000	8,402,500
Extra Space Storage Inc.	85,000	9,848,100
Life Storage, Inc.	45,000	5,372,550
National Storage Affiliates Trust	278,000	10,016,340
		33,639,490
TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $227,900,409)		235,274,590

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2020 (continued)

COMMON STOCKS (continued)

OTHER COMMON STOCKS — 46.9%

Housing and Building Materials — 10.6%	Shares	Value(a)
D.R. Horton, Inc.	300,000	$20,676,000
Lennar Corporation	220,000	16,770,600
Toll Brothers, Inc.	270,000	11,736,900
		49,183,500
Metals and Mining — 36.3%
Anglo American plc ADR (b)	1,100,000	18,480,000
Freeport-McMoRan Inc.	950,000	24,719,000
Kinross Gold Corporation (b)	3,100,000	22,754,000
Nutrien Ltd. (b)	105,000	5,056,800
Rio Tinto plc ADR (b)	240,000	18,052,800
Teck Resources Limited (b)	650,000	11,797,500
The Mosaic Company	350,000	8,053,500
Vale S.A. ADR (b)	2,200,000	36,872,000
Yamana Gold Inc. (b)	3,900,000	22,269,000
		168,054,600

TOTAL OTHER COMMON STOCKS (Identified cost $194,976,556)		217,238,100

TOTAL INVESTMENTS — 97.8% (Identified cost $422,876,965)		452,512,690
Cash and receivables		25,320,344
Liabilities		(15,174,696)
TOTAL NET ASSETS — 100.0%		$462,658,338

(a)	See Note 2A.
(b)	At December 31, 2020, the Fund had approximately 13.4% of net assets invested in companies incorporated in Canada, approximately 8.0% of net assets invested in a company incorporated in Brazil, and approximately 7.9% of net assets invested in companies incorporated in United Kingdom.

 ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

Assets
Investments in securities, at value:
(Identified cost $422,876,965)		$452,512,690
Cash		7,881,270
Receivable for:
Securities sold	$16,371,682
Shares of the Fund sold	2,001
Dividends and interest	1,025,550
Reimbursement from investment adviser	39,841	17,439,074
Total assets		477,833,034

Liabilities
Payable for:
Securities purchased	13,581,430
Shares of the Fund redeemed	939,625
Distributions declared	97,785
Tax withholding	17,888	14,636,728
Accrued expenses:
Management fees	338,645
Trustees’ fees	30,921
Accounting, administration and compliance expenses	36,700
Transfer agent fees	45,375
Other expenses	86,327	537,968
Total liabilities		15,174,696
Net Assets		$462,658,338

Net assets consist of:
Capital paid-in		$494,486,560
Accumulated loss		(31,828,222)
Net Assets		$462,658,338

Shares of beneficial interest outstanding, no par value		18,878,427

Net asset value per share*		$24.51
* Shares of the Fund are sold and redeemed at net asset
value ($462,658,338 ÷ 18,878,427 ).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2020

Investment Income
Income:
Dividends (net of withholding tax of
$102,154)	$8,794,628
Interest	2,354
8,796,982

Expenses:
Management fees	3,951,391
Trustees’ fees	123,648
Accounting, administration and compliance expenses	440,942
Custodian fees and expenses	89,626
Transfer agent fees	339,654
Audit and tax services	55,080
Legal	129,128
Printing	40,931
Registration fees	26,206
Miscellaneous expenses	11,988
5,208,594
Less expense waiver	(305,508)
Net expenses	4,903,086
Net investment income	3,893,896

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments and foreign currency transactions	(50,956,445)
Net change in unrealized appreciation on investments	17,175,649
Net realized and unrealized losses on investments and foreign currency transactions	(33,780,796)

Change in Net Assets from Operations	$(29,886,900)

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	2020	2019
From Operations
Net investment income	$3,893,896	$15,365,635
Net realized gains (losses) on investments and foreign currency transactions	(50,956,445)	24,251,483
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	17,175,649	(9,755,441)
Change in net assets from operations	(29,886,900)	29,861,677

From Distributions to Shareholders
Total distributions	(3,974,615)	(15,462,280)

From Capital Share Transactions
Proceeds from sale of shares	4,170,782	5,107,837
Net asset value of shares issued in connection with reinvestment of distributions	3,511,453	13,561,342
	7,682,235	18,669,179
Cost of shares redeemed	(103,167,096)	(126,977,401)
Change in net assets derived from capital share transactions	(95,484,861)	(108,308,222)
Total change in net assets	(129,346,376)	(93,908,825)

Net Assets
Beginning of period	592,004,714	685,913,539
End of period	$462,658,338	$592,004,714

Number of Shares of the Fund:
Issued from sale of shares	189,736	187,912
Issued in connection with reinvestment of distributions	178,951	513,644
	368,687	701,556
Redeemed	(4,542,572)	(4,752,996)
Net change	(4,173,885)	(4,051,440)

See accompanying notes to financial statements.
7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

		For the Year Ended December 31,
	2020		2019	2018	2017	2016
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$25.68		$25.31	$32.19	$29.67	$29.27
Net investment income (a)	0.19		0.61	0.44	0.19	0.10
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(1.17)		0.39	(6.92)	9.52	0.68
Total from investment operations	(0.98)		1.00	(6.48)	9.71	0.78

Dividends from net investment income	(0.19)		(0.63)	(0.40)	(0.24)	(0.11)
Distributions from net short-term realized gains	—		—	—	(6.54)	—
Distributions from net long-term realized gains	—		—	—	(0.41)	(0.27)
Total distributions	(0.19)		(0.63)	(0.40)	(7.19)	(0.38)

Net increase (decrease) in net asset value	(1.17)		0.37	(6.88)	2.52	0.40
Net asset value at end of period	$24.51		$25.68	$25.31	$32.19	$29.67

Total return (%)	(3.6)		3.9	(20.2)	32.8	2.7

Ratios:
Net operating expenses after waiver (%)*	1.05	(b)	1.04	0.98	0.97	0.99
Total operating expenses before waiver (%)*	1.12	(b)	1.04	0.98	0.97	0.99
Net investment income (%)*	0.83		2.27	1.50	0.57	0.35
Portfolio turnover (%)	567	(c)	264	239	269	241
Net assets at end of period (in thousands) ($)	462,658	592,005		685,914	1,004,793	870,995
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
(b) Effective date of the expense waiver was May 1, 2020.
(c) The increase in the turnover ratio from prior year is due to the decrease in the average market value and an increase in trading activity.
* Calculated based on average net assets.

See accompanying notes to financial statements.
8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2020

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2020 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs
9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$452,512,690	—	—
	Total	$452,512,690	—	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$1,037,489	—	$27,104,283
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2020 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$425,408,407	$36,319,026	$(9,214,743)	$27,104,283
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2020, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
—	—	—	$41,522,671	$18,447,323	$59,969,994
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2020 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
    The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2020 and 2019 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total

2020	$ 3,974,615	—	—	$ 3,974,615
2019	$ 15,462,280	—	—	$ 15,462,280
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At December 31, 2020, the Fund was not a party to any repurchase transactions.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the year ended December 31, 2020, purchases and sales of securities other than short-term investments aggregated $2,575,972,000 and $2,665,196,121, respectively.
13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
5. Fees and expenses
A. Management fees — During the year ended December 31, 2020, the Fund incurred management fees of $3,951,391, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement, effective May 1, 2020, is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees. As a result of the agreed waiver, year-to-date, CGM waived $305,508 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $440,942, for the year ended December 31, 2020, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $360,264 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2020, each disinterested trustee was compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

14

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Realty Fund (the "Fund") as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2021

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined a specific year we began serving as auditor.

15

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2020 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Liquidity Risk Management Program:
On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4 (“Liquidity Rule”) under the Investment Company Act of 1940 (“1940 Act”) which requires registered open-end funds to establish and implement a written Liquidity Risk Management Program reasonably designed to assess and manage its liquidity risk. The Fund must also periodically review its liquidity risk. In addition, a written report is provided to the Fund’s Board of Trustees annually which details the operation of the Fund’s program.
Pursuant to its program, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: “Highly Liquid”, “Moderately Liquid”, “Less Liquid” and “Illiquid”. These classifications are reported to the SEC on Form N-PORT. The Liquidity Rule requires open-end funds that are not invested primarily in “Highly Liquid” investments to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid investments (i.e., cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment). It was determined through periodic reviews that the Fund’s portfolio holdings have been primarily Highly Liquid and, therefore, the Fund does not need to establish a HLIM.
The Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net asset would consist of Illiquid investments (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Fund is required to report to the SEC and the Fund’s Board of Trustees if the Fund holds illiquid investments in excess of the 15% limit. No such reporting was required during the past year. For the year, there were no material changes to the Fund's program and periodic stress testing confirmed that the Fund held sufficient liquid investments to cover all reasonably foreseeable levels of cash flow.
16

CGM REALTY FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2020
(unaudited)

We are providing this information as required by the IRC.
For taxable non-corporate shareholders, 69.9% of the 2020 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.
For corporate shareholders, 36.9% of the 2020 ordinary dividend qualifies for the dividends-received deduction.
30.1% of the 2020 ordinary dividend is considered qualified REIT income that may be eligible for the 20% qualified business income deduction under section 199A.
17

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2020 to December 31, 2020.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/20	Ending Account Value 12/31/20	Expenses Paid During Period* 07/01/20 - 12/31/20
Actual	$1,000.00	$1,185.66	$5.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.13
* Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
18

CGM REALTY FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Consultant to CGM (since 2013)	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (1990-1993); formerly Senior Vice President, J.P. Morgan Chase Bank (1981-1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (2000-2005)	3
(1940)
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (1999-2002); formerly Director, Loomis, Sayles & Company, L.P. (1993-2001)	3
(1949)

19

CGM REALTY FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
J. Baur Whittlesey	Trustee since 1990	Member (1994-2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)
Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 & Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton* (1960)	Sr. Vice President since 2013, Director of Human Resources since 2019, Vice President (1992-2013), AML Officer since 2002 & Principal since 1992	Employee – Investor Services Division, CGM 38 Newbury St., Boston, MA 02116	3

Leslie A. Lake*	Vice President (1992-2013) & Secretary since 1992	Consultant to CGM (since 2013)	3
(1945)
Martha I. Maguire*	Vice President since 1994	Consultant to CGM (since 2013)	3
(1955)
Tony Figueiredo*	Vice President since 2013 & Director of Operations (1996-2013)	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Treasurer since 2020 & Assistant Treasurer (2014-2020)	Employee – Treasury Operations, CGM	3
(1972)

20

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR20	Printed in U.S.A.
CGM
Focus Fund

24th Annual Report
December 31, 2020

A No-Load Fund

To Our Shareholders:

CGM Focus Fund increased 17.8% during the fourth quarter of 2020 compared to the Standard and Poor’s 500 Index (S&P 500 Index) which increased 12.2%. For the twelve months ended December 31, 2020, CGM Focus Fund decreased -4.3% while the S&P 500 Index increased 18.4%.
The Year in Review and Economic Outlook
The COVID-19 pandemic dominated all aspects of life and society in 2020, with drastic consequences for both the U.S. and global economies. By mid-February, economic activity around the world was contracting as governments ordered lockdowns and businesses ceased operations in an attempt to curtail the spread of the virus. U.S. stocks tumbled into correction territory and from February 24 to February 28 suffered their worst week since the 2008 financial crisis. Stocks continued to plunge into March and on March 12 the S&P 500 Index shed 9.5%, plummeting into bear market territory and ending the longest bull market run in U.S. history. The Federal Reserve Board reduced interest rates by 0.5% and ultimately reduced them again to near zero in an effort to stabilize markets and reduce the impact of mandatory lockdowns and business closures. The Fed also infused over $1.5 trillion into the U.S. short-term funding market and established a new quantitative easing program under which it would purchase Treasury securities and mortgage-backed securities. Other central banks around the world enacted their own emergency programs to keep markets functioning and the global economy afloat. On March 27 the Coronavirus Aid, Relief and Economic Security (“CARES”) Act went into effect as the largest economic stimulus package in U.S. history. However, stocks continued to slump through the remaining days of March and the S&P 500 endured its worst quarterly performance since 2008.
Retail store closures, layoffs and employee furloughs led to soaring unemployment numbers which peaked at a record 14.8% in April according to the Labor Department. A price war between Saudi Arabia and Russia combined with shrinking oil demand drove crude prices to record lows, including a brief period where U.S. oil futures prices dropped below zero. Nevertheless, stocks rebounded strongly in April thanks in part to $2.3 trillion in additional stimulus from the Federal Reserve and a $484 billion U.S. government aid package to finance the Paycheck Protection Program and provide funding for hospitals and increased virus testing. Virus infection numbers declined slowly in U.S. hotspots through the late spring and weekly jobless claims steadily decreased through May as some retail and hospitality related businesses cautiously reopened. The Commerce Department reported that May retail sales grew 17.7% and new home sales increased by a surprising 16.6%. The market responded to the improving economic landscape and rebounded from its dismal first quarter. The S&P 500 Index returned 20% for its best quarterly performance in more than two decades.
The technology sector led stocks higher early in the summer despite regional surges in virus cases and a sobering report from the Commerce Department that U.S. gross domestic product plunged 9.5% in the second quarter. In a move that will likely keep borrowing costs low for some time, the Federal Reserve significantly altered its interest rate policy by discontinuing the practice of preemptively raising rates in anticipation of higher inflation. By the fall, technology stocks had withered pulling the broader market down while Washington squabbled over the terms of additional virus relief, U.S.-China tensions escalated, and virus cases surged across several European economies. However, robust home sales numbers from the Commerce Department and improving employment reports from the Labor Department late in the third quarter helped stocks recover.
Escalating virus infections fueled stiff headwinds for the economy through the end of the year. Unemployment claims continued to fall but at a slowing rate. Weekly unemployment claims stood at 787,000 at year-end, still a historically high number, but representing a remarkable turnaround from a peak of nearly seven million claims in late March. Stocks trended upward in response to indications of a rebounding U.S. economy. The Commerce

CGM FOCUS FUND

Department reported third quarter consumer spending increased at a 40.7% annual rate and data from the Institute for Supply Management suggested U.S. manufacturing was recovering. Successful COVID-19 vaccine trials and the start of vaccinations in December introduced new optimism to the markets. A second government relief package provided additional funds to U.S. households, expanded unemployment benefits, allocated financial assistance to small businesses and earmarked more funding for vaccinations. Gradually improving economic conditions coupled with the anticipation of an accelerating recovery in the new year lifted a broad cross-section of industries, led by cyclical stocks, and drove the market to record highs to close the year.
Portfolio Strategy
CGM Focus Fund was fully invested throughout 2020 though with a significant short position in technology stocks in the first half of the year. The Fund’s portfolio was positioned to benefit from continued economic expansion. The Fund had mixed results.
CGM Focus Fund experienced major losses from our short positions in technology stocks. The short positions were covered during the first half of the year. The Fund did not have a significant long exposure to technology stocks and did not benefit from their strength during the year. The Fund did realize major gains in retailers and automobile dealers but suffered losses in recreational vehicle manufacturers and Brazilian banks.

On December 31, 2020 CGM Focus Fund was 16.5% invested in steel, 15.5% invested in auto and related companies and 14.2% invested in retail. The three largest holdings were The Michaels Companies, Inc. (retail), Companhia Siderurgica Nacional ADR (steel) and Tapestry, Inc. (textile and apparel).
David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager

January 2, 2021

Comparisons of the change in value of a $10,000 investment in CGM Focus Fund and the S&P 500 Index (assuming reinvestment of dividends and capital gains)

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
2011
2012
2013
2014
2015
2016
2017
2018
2019
2020
$36,690
$9,596

Average Annual Total Returns through December 31, 2020

		1 Year	5 Year	10 Year
■	CGM Focus Fund	-4.3%	-3.2%	-0.4%
■	S&P 500 Index	18.4%	15.2%	13.9%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM FOCUS FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2020
	CGM Focus Fund (%)
10 Years	-	4.0
5 Years	-	14.8
1 Year	-	4.3
3 Months	+	17.8
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2020
COMMON STOCKS

Industry	Percent of Net Assets
Steel	16.5%
Auto and Related	15.5
Retail	14.2
Textile and Apparel	10.5
Home Products	8.9
Commercial Banks	6.7
Aluminum	5.1
Vehicle Assembly	4.8
Packaging	4.3
Leisure	4.1
Broker/Dealers	4.0
Miscellaneous	3.4

SCHEDULE OF INVESTMENTS as of December 31, 2020
COMMON STOCKS — 98.0% OF TOTAL NET ASSETS

Aluminum — 5.1%	Shares	Value(a)
Alcoa Inc. (b)	750,000	$17,287,500

Auto and Related — 15.5%
Asbury Automotive Group, Inc. (b)	105,500	15,375,570
AutoNation, Inc. (b)	165,000	11,515,350
Group 1 Automotive, Inc.	135,000	17,703,900
Penske Automotive Group, Inc.	15,000	890,850
Sonic Automotive, Inc.	200,000	7,714,000
		53,199,670
Broker/Dealers — 4.0%
Morgan Stanley	200,000	13,706,000

Commercial Banks — 6.7%
Bank of America Corporation	200,000	6,062,000
Citigroup Inc.	70,000	4,316,200
JPMorgan Chase & Co.	100,000	12,707,000
		23,085,200
Home Products — 8.9%
Thor Industries, Inc.	150,000	13,948,500
Winnebago Industries, Inc.	275,000	16,483,500
		30,432,000

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2020 (continued)
COMMON STOCKS (continued)

Leisure — 4.1%	Shares	Value(a)
Brunswick Corporation	185,000	$14,104,400

Miscellaneous — 3.4%
United Rentals, Inc. (b)	50,000	11,595,500

Packaging — 4.3%
WestRock Company	335,000	14,582,550

Retail — 14.2%
Alibaba Group Holding Limited ADR (b)(c)	60,000	13,963,800
Dick’s Sporting Goods, Inc.	185,000	10,398,850
The Michaels Companies, Inc. (b)	1,850,000	24,068,500
		48,431,150
Steel — 16.5%
ArcelorMittal (b)(c)	700,000	16,030,000
Companhia Siderurgica Nacional ADR (c)	3,720,000	22,134,000
Gerdau S.A. ADR (c)	3,955,000	18,469,850
		56,633,850
Textile and Apparel — 10.5%
Deckers Outdoor Corporation (b)	55,000	15,772,900
Tapestry, Inc.	650,000	20,202,000
		35,974,900
Vehicle Assembly — 4.8%
Fiat Chrysler Automobiles N.V. (b)(c)	900,000	16,281,000

TOTAL INVESTMENTS — 98.0% (Identified cost $292,393,467)		335,313,720
Cash and receivables		18,765,953
Liabilities		(11,873,261)
TOTAL NET ASSETS — 100.0%		$342,206,412

(a)	See Note 2A.
(b)	Non-income producing security.
(c)	At December 31, 2020, the Fund had approximately 11.9% of net assets invested in companies incorporated in Brazil and is invested in other foreign countries that each account for less than 5.0% of net assets (in aggregate 13.5%).

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

Assets
Investments in securities, at value:
(Identified cost $292,393,467)		$335,313,720
Cash		13,026,718
Deposits with brokers for short sales		57,559
Receivable for:
Securities sold	$5,285,752
Shares of the Fund sold	200
Dividends and interest	366,731
Reimbursement from investment adviser	28,993	5,681,676
Total assets		354,079,673
Liabilities
Payable for:
Securities purchased	10,866,391
Shares of the Fund redeemed	477,614
Tax withholding	19,513
Distributions declared	5,141	11,368,659
Accrued expenses:
Management fees	289,927
Trustees’ fees	24,868
Accounting, administration and compliance expenses	29,229
Transfer agent fees	75,263
Other expenses	85,315	504,602
Total liabilities		11,873,261
Net Assets		$342,206,412

Net Assets consist of:
Capital paid-in		$555,763,917
Accumulated loss		(213,557,505)
Net Assets		$342,206,412
Shares of beneficial interest outstanding, no par value		10,378,235
Net asset value per share*		$32.97
* Shares of the Fund are sold and redeemed at net asset
value ($342,206,412 ÷ 10,378,235).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2020

Investment Income
Income:
Dividends (net of withholding tax of
$46,254)	$4,273,074
Interest	2,511
4,275,585

Expenses:
Management fees	3,119,439
Trustees’ fees	99,435
Accounting, administration and compliance expenses	350,738
Custodian fees and expenses	69,689
Transfer agent fees	498,372
Audit and tax services	55,080
Legal	85,653
Printing	53,735
Registration fees	28,002
Interest expenses on short sales	979,022
Miscellaneous expenses	11,788
5,350,953
Less expense waiver	(202,605)
Net expenses	5,148,348
Net investment loss	(872,763)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on investments:
Long transactions	9,685,585
Short transactions	(2,676,222)
7,009,363
Net change in unrealized appreciation (depreciation) on investments:
Long transactions	2,032,971
Short transactions	(38,472,028)
(36,439,057)
Net realized and unrealized losses on investments	(29,429,694)
Change in Net Assets from Operations	$(30,302,457)

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	2020	2019
From Operations
Net investment income (loss)	$(872,763)	$3,130,179
Net realized gains (losses) on investments	7,009,363	(108,200,874)
Net change in unrealized appreciation (depreciation) on investments	(36,439,057)	24,689,022
Change in net assets from operations	(30,302,457)	(80,381,673)

From Distributions to Shareholders
Total distributions	(52,305)	(3,807,425)

From Capital Share Transactions
Proceeds from sale of shares	2,745,002	4,440,344
Net asset value of shares issued in connection with reinvestment of distributions	47,859	3,400,723
	2,792,861	7,841,067
Cost of shares redeemed	(69,317,383)	(134,765,301)
Change in net assets derived from capital share transactions	(66,524,522)	(126,924,234)
Total change in net assets	(96,879,284)	(211,113,332)

Net Assets
Beginning of period	439,085,696	650,199,028
End of period	$342,206,412	$439,085,696

Number of Shares of the Fund:
Issued from sale of shares	100,094	122,169
Issued in connection with reinvestment of distributions	1,447	98,600
	101,541	220,769
Redeemed	(2,457,683)	(3,715,897)
Net change	(2,356,142)	(3,495,128)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2020		2019		2018		2017		2016
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$34.48		$40.06		$53.35		$42.74		$39.20
Net investment income (loss) (a)(b)	(0.08)		0.22		(0.12)	(c)	(0.67)		(0.41)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(1.42)		(5.50)		(13.03)		11.28		3.95
Total from investment operations	(1.50)		(5.28)		(13.15)		10.61		3.54

Dividends from net investment income	(0.01)		(0.30)		(0.14)		—		—

Net increase (decrease) in net asset value	(1.51)		(5.58)		(13.29)		10.61		3.54
Net asset value at end of period	$32.97		$34.48		$40.06		$53.35		$42.74

Total return (%)	(4.3)		(13.1)		(24.7)		24.8		9.0
Ratios:
Net operating expenses after waiver (%)*	1.33		1.32		1.18		1.16		1.20
Dividend and Interest expenses on short positions (%)*	0.32		0.44		1.27		1.92		1.25
Total net expenses after waiver (%)*	1.65	(d)	1.76		2.45		3.08		2.45
Total operating expenses before waiver (%)*	1.40		1.32		1.18		1.16		1.20
Dividend and interest expenses on short positions (%)*	0.32		0.44		1.27		1.92		1.25
Total expenses before waiver (%)*	1.72	(d)	1.76		2.45		3.08		2.45
Net investment income (loss) (%)*	(0.28)		0.60		(0.24)	(c)	(1.38)		(1.13)
Portfolio turnover (%)	884	(e)	451	(f)	403	(f)	388	(f)	334	(f)
Net assets at end of period (in thousands) ($)	342,206	439,086		650,199		997,714		936,846
(a) Net investment income per share excluding all related
short sale income and expenses ($)	0.01		0.38		0.51		0.26		0.04
(b) Per share net investment income (loss) has been calculated using average shares outstanding during the period. `
(c) Net Investment loss per share reflects non-recurring dividends which amounted to $0.17 per share. Excluding these non-recurring dividends, the ratio of net investment loss to average net assets would have been (0.58)%.
(d) Effective date of the expense waiver was May 1, 2020.
(e) The increase in the turnover ratio from prior year is due to the decrease in the average market value.
(f) Includes short sale bond transactions.
* Calculated based on average net assets.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2020
1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2020 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$335,313,720	—	—
	Total	$335,313,720	—	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$39,717,309
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2020 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$295,596,411	$44,236,350	$(4,519,041)	$39,717,309
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2020, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$1,435,761	—	$1,435,761	$247,490,878	—	$247,490,878
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2020 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales and disallowed interest expense deduction, which will

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
    The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2020 and 2019 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total

2020	$ 52,305	—	$ 52,305
2019	$3,807,425	—	$3,807,425
E. Short sales — The Fund engages in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. The net amount of income and/or fees are included as interest expense on short sales on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at December 31, 2020 was $0 and the value of cash held in a segregated account at December 31, 2020 was $57,559. As of December 31, 2020, the Fund did not have any open short sales.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At December 31, 2020, the Fund was not a party to any repurchase transactions.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
A substantial portion of the Fund’s portfolio is invested in American Depositary Receipts of companies domiciled in Brazil. The risks of foreign investments described above are generally heightened when investing in issuers in emerging market countries, such as Brazil. Investing in Brazilian issuers involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
the U.S. Dollar, political instability, corruption and price volatility. In addition, the market for Brazilian securities is influenced by the flow of international capital and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazilian securities may also be particularly sensitive to market movements because their market prices tend to reflect speculative expectations.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the year ended December 31, 2020, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $2,698,533,289 and $2,818,788,064, respectively.
5. Fees and expenses
A. Management fees — During the year ended December 31, 2020, the Fund incurred management fees of $3,119,439, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement, effective May 1, 2020, is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees. As a result of the agreed waiver, year-to-date, CGM waived $202,605 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $350,738, for the year ended December 31, 2020, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $291,314 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2020, each disinterested trustee was

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CGM Focus Fund (the "Fund") as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2021

We have served as the auditor of one or more investment companies in Capital Growth Management Investment Company Complex since at least 1994. We have not determined a specific year we began serving as auditor.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2020 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Liquidity Risk Management Program:
On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4 (“Liquidity Rule”) under the Investment Company Act of 1940 (“1940 Act”) which requires registered open-end funds to establish and implement a written Liquidity Risk Management Program reasonably designed to assess and manage its liquidity risk. The Fund must also periodically review its liquidity risk. In addition, a written report is provided to the Fund’s Board of Trustees annually which details the operation of the Fund’s program.
Pursuant to its program, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: “Highly Liquid”, “Moderately Liquid”, “Less Liquid” and “Illiquid”. These classifications are reported to the SEC on Form N-PORT. The Liquidity Rule requires open-end funds that are not invested primarily in “Highly Liquid” investments to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid investments (i.e., cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment). It was determined through periodic reviews that the Fund’s portfolio holdings have been primarily Highly Liquid and, therefore, the Fund does not need to establish a HLIM.
The Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net asset would consist of Illiquid investments (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Fund is required to report to the SEC and the Fund’s Board of Trustees if the Fund holds illiquid investments in excess of the 15% limit. No such reporting was required during the past year. For the year, there were no material changes to the Fund's program and periodic stress testing confirmed that the Fund held sufficient liquid investments to cover all reasonably foreseeable levels of cash flow.

CGM FOCUS FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2020
(unaudited)

We are providing this information as required by the IRC.

For taxable non-corporate shareholders, 100% of the 2020 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 100% of the 2020 ordinary dividend qualifies for the dividends-received deduction.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2020 to December 31, 2020.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/20	Ending Account Value 12/31/20	Expenses Paid During Period* 07/01/20 - 12/31/20
Actual	$1,000.00	$1,322.05	$7.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.46
* Expenses are equal to the Fund’s annualized expense ratio of 1.27%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CGM FOCUS FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)
Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
Leslie A. Lake*	Trustee since 2013	Consultant to CGM (since 2013)	3
(1945)
Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (1990-1993); formerly Senior Vice President, J.P. Morgan Chase Bank (1981-1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (2000-2005)	3
(1940)
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (1999-2002); formerly Director, Loomis, Sayles & Company, L.P. (1993-2001)	3
(1949)

CGM FOCUS FUND

Name	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
(Birth Year)

J. Baur Whittlesey	Trustee since 1990	Member (1994-2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
(1946)

Officers
Ken Heebner*	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
(1940)
David C. Fietze*	President since 2015 & Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
(1969)
Kathleen S. Haughton* (1960)	Sr. Vice President since 2013, Director of Human Resources since 2019, Vice President (1992-2013), AML Officer since 2002 & Principal since 1992	Employee – Investor Services Division, CGM 38 Newbury St., Boston, MA 02116	3

Leslie A. Lake*	Vice President (1992-2013) & Secretary since 1992	Consultant to CGM (since 2013)	3
(1945)
Martha I. Maguire*	Vice President since 1994	Consultant to CGM (since 2013)	3
(1955)
Tony Figueiredo*	Vice President since 2013 & Director of Operations (1996-2013)	Employee – Investor Services Division, CGM	3
(1960)		38 Newbury St., Boston, MA 02116
Deidra Hewardt*	Treasurer since 2020 & Assistant Treasurer (2014-2020)	Employee – Treasury Operations, CGM	3
(1972)

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as exhibit EX99_CODE. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2020. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2020.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mark W. Holland. Mark W. Holland is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2019 - $141,105 and 2020 - $145,338.
(b)Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following: 2019 - $0 and 2020 - $0.
(c)Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2019 - $20,196 and 2020 - $20,802. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.
(d)All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2019 - $0 and 2020 - $0.
(e)(1)The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committee generally reviews each necessary pre-approval on a case by case basis. However, the Trustees Committee has authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500 for services relating to the audit of the Funds for the fiscal year ended December 31, 2020, the close-out of the 2020 accounts, calculation of year-end dividends, and/or related tax or accounting matters.
(2) 0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the "de minimis" exception contained in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.
(g)    The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2019 - $20,196 and 2020 - $20,802.
(h)    There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2020, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX99_CODE.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: February 19, 2021

By: /S/ Deidra Hewardt

Deidra Hewardt
Treasurer
Principal Financial Officer

Date: February 19, 2021